Financial instruments by categories (Details Textuals 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Impact upwards and downwards percentage	10.00%
Financial covenants Contract amount	R$ 37,494	R$ 78,796
Weighted average discount rate	15.14%
Discount rate basis point	100
Increase decrease in fair value by change in discount rate	R$ 492